CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income/(loss)	$ 119,063,000	$ 57,394,000	$ (134,197,000)
Adjustments to reconcile net income/(loss) to cash provided by operating activities
Depreciation and amortization of deferred charges	43,326,000	40,492,000	42,991,000
Asset Impairment loss (Note 2(l))			104,395,000
Amortization of debt issuance costs (Note 11)	2,286,000	1,865,000	1,066,000
Compensation cost on restricted stock (Note 9(h))	9,282,000	7,442,000	10,511,000
Provision for credit loss and write offs (Note 2(z) and 3(c))	133,000	300,000
Dividend income (Note 3(f))	(100,000)	(69,000)
Pension and other postretirement benefits	182,000	2,000	(40,000)
(Gain)/loss on sale of vessels (Notes 4)	(2,850,000)	(1,360,000)	1,085,000
Gain on dividend distribution (Note 3(f))	(589,000)
(Gain)/loss on extinguishment of debt (Note 6)	435,000	980,000	(374,000)
Gain on OceanPal spinoff (Note 3(f))		(15,252,000)
(Gain)/loss from equity method investments (Note 3(c))	(894,000)	333,000	1,110,000
(Increase) / Decrease
Accounts receivable, trade	(3,427,000)	1,568,000	2,627,000
Due from related parties	736,000	(56,000)	(1,173,000)
Inventories	1,768,000	(1,581,000)	809,000
Prepaid expenses and other assets	(1,265,000)	1,759,000	1,967,000
Other non-current assets	(16,000)	(1,177,000)	(252,000)
Increase / (Decrease)
Accounts payable, trade and other	1,465,000	1,219,000	(2,836,000)
Due to related parties	(72,000)	154,000	(31,000)
Accrued liabilities	3,956,000	(2,610,000)	(780,000)
Deferred revenue	2,026,000	2,890,000	310,000
Other non-current liabilities	(218,000)	(57,000)	168,000
Drydock cost	(16,368,000)	(4,531,000)	(10,122,000)
Net Cash Provided by Operating Activities	158,859,000	89,705,000	17,234,000
Cash Flows from Investing Activities:
Payments to acquire vessels and vessel improvements (Note 4)	(230,302,000)	(17,393,000)	(6,001,000)
Proceeds from sale of vessels, net of expenses (Note 4)	4,372,000	33,731,000	15,623,000
Proceeds from sale of related party investment			1,500,000
Time deposits (Note 2(e))	(46,500,000)
Payments to joint venture (Note 3(c))		(375,000)	(500,000)
Investment in spun-off subsidiary (Note 3(f))		(1,000,000)
Payments to acquire furniture and fixtures (Note 5)	(667,000)	(1,600,000)	(138,000)
Net Cash Provided by/(Used in) Investing Activities	(273,097,000)	13,363,000	10,484,000
Cash Flows from Financing Activities:
Proceeds from issuance of long-term debt and finance liabilities (Notes 6 and 7)	275,133,000	101,279,000
Proceeds from issuance of common stock, net of expenses (Note 9(e))	5,266,000
Proceeds from issuance of preferred stock, net of expenses (Note 9(d))		254,000
Payments of dividends, preferred stock (Note 9(b))	(5,769,000)	(5,769,000)	(5,769,000)
Payments of dividends, common stock (Note 9(f))	(79,812,000)	(8,820,000)
Payments for repurchase of common stock (Note 9(e))	(3,799,000)	(45,369,000)	(11,999,000)
Payments of financing costs (Notes 6 and 7)	(3,302,000)	(7,594,000)	(567,000)
Repayments of long-term debt and finance liabilities (Notes 6 and 7)	(102,839,000)	(93,170,000)	(54,762,000)
Net Cash Provided by / (Used in) Financing Activities	84,878,000	(59,189,000)	(73,097,000)
Cash, Cash Equivalents and Restricted Cash, Period Increase/(Decrease)	(29,360,000)	43,879,000	(45,379,000)
Cash, Cash Equivalents and Restricted Cash, Beginning Balance	126,788,000	82,909,000	128,288,000
Cash, Cash Equivalents and Restricted Cash, Ending Balance	97,428,000	126,788,000	82,909,000
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	76,428,000	110,288,000	62,909,000
Restricted cash, non-current	21,000,000	16,500,000	20,000,000
Cash, Cash Equivalents and Restricted Cash, Total	97,428,000	126,788,000	82,909,000
SUPPLEMENTAL CASH FLOW INFORMATION
Non-cash acquisition of assets (Note 4)	136,038,000	441,000
Non-cash debt assumed (Note 6)	20,571,000
Stock issued in noncash financing activities (Note 4)	67,909,000
Transfer to investments (Note 4)	1,370,000	441,000	2,474,000
Non-cash debt assumed (Note 6)	47,782,000
Interest paid	$ 21,306,000	$ 19,608,000	$ 21,397,000